Statement of cash flows - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Purchase of businesses	£ (864)	£ (399)	£ (919)
Deferred payments relating to prior year acquisitions	(5)	(24)	(16)
Total	£ (869)	£ (423)	£ (935)